VIRTUS GLOBAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Australia—2.5%
CSL Ltd.	13,263	$ 2,463
Denmark—0.9%
Novo Nordisk A/S Class B	7,592	842
Finland—2.6%
Stora Enso Oyj Class R	162,808	2,553
France—1.0%
Kering S.A.	1,984	1,019
Germany—5.2%
adidas AG	8,090	1,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	10,159	2,387
SAP SE	14,082	1,283
		5,100

Ireland—1.5%
Kingspan Group plc	23,640	1,422
Japan—3.9%
Daikin Industries Ltd.	14,000	2,244
Keyence Corp.	4,400	1,504
		3,748

Netherlands—2.0%
ASML Holding N.V.	4,140	1,978
Norway—0.6%
Norsk Hydro ASA	111,018	622
Spain—2.0%
Industria de Diseno Textil S.A.	85,944	1,945
Sweden—5.5%
Assa Abloy AB Class B	89,211	1,895
Atlas Copco AB Class A	163,040	1,523
Sandvik AB	73,466	1,191
SSAB AB Class A	160,480	701
		5,310

Switzerland—4.6%
Nestle S.A. Registered Shares	17,632	2,058
	Shares	Value

Switzerland—continued
Roche Holding AG	7,163	$ 2,390
		4,448

United Kingdom—14.1%
AstraZeneca plc	27,050	3,556
Linde plc	5,146	1,480
Prudential plc	91,207	1,128
Shell plc	108,484	2,818
SSE plc	46,148	908
Tate & Lyle plc	132,344	1,207
Unilever plc	56,885	2,577
		13,674

United States—51.2%
AbbVie, Inc.	14,396	2,205
Accenture plc Class A	10,224	2,839
Adobe, Inc. (1)	7,430	2,720
Agilent Technologies, Inc.	12,721	1,511
American Express Co.	19,831	2,749
Apple, Inc.	17,984	2,459
Applied Materials, Inc.	28,383	2,582
Avantor, Inc.(1)	109,451	3,404
Bright Horizons Family Solutions, Inc.(1)	6,565	555
CME Group, Inc. Class A	7,755	1,587
Estee Lauder Cos., Inc. (The) Class A	8,001	2,037
International Flavors & Fragrances, Inc.	6,984	832
Intuit, Inc.	7,615	2,935
Microsoft Corp.	15,079	3,873
PayPal Holdings, Inc.(1)	31,070	2,170
S&P Global, Inc.	9,329	3,144
Trex Co., Inc.(1)	18,420	1,002
UnitedHealth Group, Inc.	10,943	5,621
Visa, Inc. Class A	23,643	4,655
Xylem, Inc.	10,343	809
		49,689

Total Common Stocks (Identified Cost $88,966)		94,813

Total Long-Term Investments—97.6% (Identified Cost $88,966)		94,813

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(2)	1,776,778	$ 1,777
Total Short-Term Investment (Identified Cost $1,777)		1,777

TOTAL INVESTMENTS—99.4% (Identified Cost $90,743)		$96,590
Other assets and liabilities, net—0.6%		535
NET ASSETS—100.0%		$97,125

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	53%
United Kingdom	14
Germany	5
Switzerland	5
Sweden	5
Japan	4
Finland	3
Other	11
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS GLOBAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$94,813	$94,813
Money Market Mutual Fund	1,777	1,777
Total Investments	$96,590	$96,590
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS Global Sustainability Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, NFJ Investment Group LLC, an affiliate of Virtus Investment Advisers, Inc., replaced AllianzGI U.S. as subadviser of the Virtus Global Sustainability Fund. Effective July 25, 2022, the Virtus Global Sustainability Fund was renamed the Virtus NFJ Global Sustainability Fund.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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